CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ (1,470)	$ (220)	¥ 41,844	¥ 17,339
Adjustments to reconcile net cash flows from operating activities:
Share-based compensation	32,247	4,819	23,470	3,363
Depreciation of property and equipment	14,528	2,171	6,537	1,755
Loss of disposal of property and equipment	1,596	239	51
Amortization of intangible assets	3,435	513	0	0
Loss from equity method investments, net of taxes	81	12		116
Gain on disposal of equity method investments				(300)
Loss from goodwill impairment	557	83	0	0
Fair value change of warrants				28,473
Fair value change of investments	4,783	715
Changes in operating assets and liabilities and other, net:
Accounts receivable and contract assets	4,943	739	(5,463)	152
Amount due from related parties	12,746	1,905	32,944	2,569
Other receivables, deposits and other assets	(14,081)	(2,104)	1,567	(2,659)
Deferred income taxes	(6,334)	(947)	(3,034)	(530)
Rental deposits - non-current	(800)	(120)	(5,955)	(2,410)
Amounts due to related parties			(420)	420
Accrued expenses and other current liabilities	27,839	4,161	(8,288)	19,989
Income tax payable	(5,557)	(830)	7,452	4,460
Deferred revenue	(21,366)	(3,193)	5,258	46,742
Net cash provided by operating activities	53,147	7,943	95,963	119,479
Cash flows from investing activities
Purchases of property and equipment	(17,870)	(2,671)	(23,113)	(6,661)
Purchases of intangible assets	(322)	(48)
Acquisition of businesses, net of cash acquired	(133,902)	(20,012)		3,842
Prepayments to acquire subsidiaries			(1,300)
Payments to equity method investments	(300)	(45)
Purchase of investments under fair value	(34,823)	(5,204)	(158,235)
Proceeds from sale of investment in equity investee				300
Loans to related parties			(4,550)	(8,016)
Collection of loans to related parties			16,751	359
Net cash used in investing activities	(187,217)	(27,980)	(170,447)	(10,176)
Cash flows from financing activities
Contribution from non-controlling shareholders of subsidiaries	3,683	550	3,160	1,335
Proceeds from initial public offering, net of offering cost paid of RMB14,445 in fiscal year 2018			580,153
Offering cost paid in fiscal year 2019	(847)	(127)	(14,445)
Proceeds from related parties loans	214	32	390
Net proceeds from options exercised	66	10
Dividends paid	(3,677)	(550)	(122,092)
Net cash provided by/(used in) financing activities	(561)	(85)	461,611	74,903
Effect of foreign exchange rate changes	22,542	3,370	(34,771)	4,434
Net increase/(decrease) in cash, cash equivalents and restricted cash	(112,089)	(16,752)	352,356	188,640
Cash, cash equivalents and restricted cash at beginning of the year	583,324	87,178	230,968	42,328
Cash, cash equivalents and restricted cash at end of the year	471,235	70,426	583,324	230,968
Supplemental disclosure of cash flow information:
Income taxes paid	22,010	3,289	21,987	15,790
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payable	984	147	145
Payables for business acquisitions	¥ 10,115	$ 1,512		1,247
Dividends payable			3,677
Other payable related to cost of initial public offering			¥ 1,582
Series A Convertible Redeemable Preferred Shares
Cash flows from financing activities
Proceeds from issuance of convertible redeemable preferred shares				¥ 73,568